Fair Value Measurements (Details) - Schedule of measured at fair value on recurring basis - DPCM Capital, Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 300,626,900	$ 300,183,322	$ 300,058,477
Liabilities:
Warrant Liability – Public Warrants	3,500,000	5,993,000
Level 2 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	$ 2,800,000	$ 4,794,400
Level 3 [Member]
Liabilities:
Warrant Liability – Public Warrants			21,500,000
Warrant Liability – Private Placement Warrants			$ 17,200,000